Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets
Schedule of Other assets

	At December 31,	At December 31,
	2023	2022
Deposits related to CRA audits	$27.7	$40.9
Energy well equipment, net	5.8	5.6
Right-of-use assets, net	0.6	0.9
Debt issue costs	1.1	1.5
Furniture and fixtures, net	0.2	0.2
	$35.4	$49.1